Blackberry Limited and Summary of Significant Accounting Policies and Critical Accounting Estimates - Revenue Recognition, Multiple-Deliverable Arrangements (Details)	12 Months Ended
Feb. 28, 2018 USD ($)
Minimum | Blackberryten [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Selling price	$ 4